REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Schedule of Revenues
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Turnkey contracts	29,882	32,252	17,240
Games	1,994	2,006	2,189
Total royalties	31,876	34,258	19,429

Development and other services from Aspire (See also Note 6B)	1,617	2,430	4,099
Development and other services from NPI (See also Note 7A)	7,578	4,404	2,914
Development and other services from Michigan Joint Operation (See also Note 7B)	1,433	1,413	958
Total Development and other services	10,628	8,247	7,971
Use of IP rights (William Hill only, see also Note 6A)	7,959	6,697	5,662
Total Revenues	50,463	49,202	33,062